Cover	Apr. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2025
Entity File Number	001-38035
Entity Registrant Name	ProPetro Holding Corp.
Entity Central Index Key	0001680247
Entity Tax Identification Number	26-3685382
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	303 W. Wall St
Entity Address, Address Line Two	Suite 102,
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	688-0012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PUMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false